WCM Mid Cap Quality Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.3%
	COMMUNICATIONS — 2.5%
1,759	GoDaddy, Inc. - Class A*	$145,417
	CONSUMER DISCRETIONARY — 5.2%
2,860	Masco Corp.	172,658
3,627	YETI Holdings, Inc.*	132,712
		305,370
	FINANCIALS — 15.3%
374	Assurant, Inc.	81,461
1,552	Axos Financial, Inc.*	132,060
3,380	Brown & Brown, Inc.	220,410
710	Jack Henry & Associates, Inc.	112,208
104	Markel Group, Inc.*	199,063
2,628	RLI Corp.	149,901
		895,103
	HEALTH CARE — 5.4%
996	Ensign Group, Inc.	200,694
858	Molina Healthcare, Inc.*	114,372
		315,066
	INDUSTRIALS — 24.0%
967	AECOM	82,021
5,947	API Group Corp.*	240,972
1,961	Graco, Inc.	165,999
902	IDEX Corp.	170,974
671	Jacobs Solutions, Inc.	85,405
673	JBT Marel Corp.	86,056
964	Landstar System, Inc.	154,539
929	SiteOne Landscape Supply, Inc.*	123,659
4,948	Tetra Tech, Inc.	149,034
391	Watsco, Inc.	142,242
		1,400,901
	MATERIALS — 9.9%
875	Avery Dennison Corp.	151,095
347	Carlisle Cos., Inc.	115,766
9,134	Element Solutions, Inc.	311,835
		578,696
	REAL ESTATE — 6.1%
905	CBRE Group, Inc. - Class A*	122,591
770	Jones Lang LaSalle, Inc.*	234,327
		356,918

WCM Mid Cap Quality Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 25.9%
2,880	ACI Worldwide, Inc.*	$118,109
1,105	CDW Corp.	133,727
1,460	Dolby Laboratories, Inc. - Class A	87,688
2,025	Entegris, Inc.	237,411
836	Manhattan Associates, Inc.*	111,288
1,106	MKS, Inc.	254,170
982	PTC, Inc.*	139,925
336	Teledyne Technologies, Inc.*	203,283
333	Tyler Technologies, Inc.*	114,013
531	Zebra Technologies Corp. - Class A*	111,021
		1,510,635
	TOTAL COMMON STOCKS
	(Cost $5,662,419)	5,508,106

Principal Amount
	BANK DEPOSIT INVESTMENTS — 6.2%
$362,570	UMB Bank, Money Market Special II, 3.43%[1]	362,570
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $362,570)	362,570
	TOTAL INVESTMENTS — 100.5%
	(Cost $6,024,989)	5,870,676
	Liabilities in Excess of Other Assets — (0.5)%	(27,269)
	TOTAL NET ASSETS — 100.0%	$5,843,407

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.